Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment comprises owned and leased assets that do not meet the definition of investment property under IAS 40 - Investment Property. The FCA Group historically leased assets including land, industrial buildings, plant machinery and equipment, and other assets.

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2019	€877	€9,227	€50,094	€2,944	€1,528	€64,670
Additions	33	274	1,587	222	3,287	5,403
Divestitures	(40)	(46)	(1,135)	(124)	(3)	(1,348)
Change in the scope of consolidation	—	—	63	—	1	64
Translation differences	8	96	507	45	19	675
Transfer to Assets held for sale	(15)	(149)	(502)	(17)	(23)	(706)
Other changes	36	25	857	(4)	(886)	28
At December 31, 2019	899	9,427	51,471	3,066	3,923	68,786
Additions	16	928	2,793	258	1,605	5,600
Divestitures	(2)	(54)	(884)	(245)	(4)	(1,189)
Change in the scope of consolidation	—	(8)	—	—	—	(8)
Translation differences	(87)	(849)	(3,682)	(246)	(376)	(5,240)
Transfer to Assets held for sale	—	(14)	(2)	—	—	(16)
Other changes	45	(86)	523	(7)	(546)	(71)
At December 31, 2020	871	9,344	50,219	2,826	4,602	67,862
Accumulated depreciation and impairment losses at January 1, 2019	32	3,365	32,032	1,855	10	37,294
Depreciation	3	411	2,876	323	—	3,613
Divestitures	(2)	(32)	(1,098)	(115)	—	(1,247)
Impairment losses and asset write-offs	—	2	618	16	—	636
Change in the scope of consolidation	—	—	11	—	—	11
Translation differences	—	29	305	25	—	359
Transfer to Assets held for sale	(3)	(107)	(384)	(17)	(1)	(512)
Other changes	—	9	19	(4)	—	24
At December 31, 2019	30	3,677	34,379	2,083	9	40,178
Depreciation	1	427	2,695	330	—	3,453
Divestitures	—	(8)	(845)	(234)	(2)	(1,089)
Impairment losses and asset write-offs	—	3	402	5	—	410
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	—	(253)	(2,160)	(170)	—	(2,583)
Transfer to Assets held for sale	—	(9)	(2)	—	—	(11)
Other changes	(1)	(53)	(17)	(8)	1	(78)
At December 31, 2020	30	3,784	34,452	2,006	8	40,280
Carrying amount at December 31, 2019	€869	€5,750	€17,092	€983	€3,914	€28,608
Carrying amount at December 31, 2020	€841	€5,560	€15,767	€820	€4,594	€27,582
Included within the total €27,582 million Property, plant and equipment amounts presented above was owned property, plant and equipment of €25,958 million and right-of-use assets of €1,624 million at December 31, 2020.
Included within the total €28,608 million Property, plant and equipment amounts presented above was owned property, plant and equipment of €26,987 million and right-of-use assets of €1,621 million at December 31, 2019.
Changes in Right-of-use assets are as follows:

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2019	26	1,085	206	78	1,395
Depreciation	(3)	(150)	(100)	(93)	(346)
Additions	11	167	236	163	577
Change in the scope of consolidation	—	18	26	—	44
Translation differences	1	24	2	1	28
Other	(28)	(24)	(21)	(4)	(77)
Balance at December 31, 2019	7	1,120	349	145	1,621
Depreciation	(1)	(159)	(102)	(141)	(403)
Additions	11	284	80	199	574
Translation differences	(1)	(90)	(27)	(14)	(132)
Other	—	(25)	(7)	(4)	(36)
Balance at December 31, 2020	€16	€1,130	€293	€185	€1,624
For the year ended December 31, 2020, the FCA Group recognized a total of €410 million of impairment losses and asset write-offs. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives, for further information on the impairment losses and asset write-offs recognized.
For the year ended December 31, 2019, the FCA Group recognized a total of €636 million of impairment losses and asset write-offs, including a total of €563 million resulting from rationalization of product portfolio plans, primarily for Europe in the A-segment as well as for Alfa Romeo resulted in the recognition of asset impairment charges for certain platforms. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2020, and 2019.
In 2020, translation differences of €2,657 million primarily reflected the foreign currency transaction impacts of U.S. Dollar to the Euro and of the Brazilian Real to the Euro. In 2019, translation differences of €316 million primarily reflected the foreign currency transaction impacts of U.S. Dollar to the Euro, partially offset by the Brazilian Real.
The carrying amounts of Property, plant and equipment of the FCA Group (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, primarily relating to FCA operations in Brazil, are summarized as follows:

	At December 31,
	2020	2019
	(€ million)
Land and industrial buildings pledged as security for debt	€535	€777
Plant and machinery pledged as security for debt and other commitments	571	855
Other assets pledged as security for debt and other commitments	2	5
Total Property, plant and equipment pledged as security for debt and other commitments	€1,108	€1,637
At December 31, 2020 and 2019, the FCA had contractual commitments for the purchase of Property, plant and equipment amounting to €1,009 million and €1,255 million, respectively.